Document and Entity Information	Nov. 22, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001814140
Document Type	8-K
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	BROOKLINE CAPITAL ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39488
Entity Tax Identification Number	85-1260244
Entity Address, Address Line One	280 Park Avenue
Entity Address, Address Line Two	Suite 43W
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	603-6716
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	BCACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BCAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BCACW
Security Exchange Name	NASDAQ